CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents and Investments (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)
Cash and cash equivalents
Cash and Banks		$ 1,878		$ 5,121
Time deposits		4,953		32
Mutual funds		60		1,354
Other investments at fair value				10
Total cash and cash equivalents	$ 183	6,891	$ 236	6,517	$ 4,840	$ 4,065
Investments
Total current investments		1,371		162
Total non-current investments		5,595		735
Government bonds | Financial assets at fair value accounted through profit or loss
Investments
Total current investments		727		50
Government bonds at amortized cost | Financial assets at amortized cost
Investments
Total current investments		519		3
Total non-current investments		4,627
Mutual funds
Investments
Total current investments		2		109
Other investments at amortized cost | Financial assets at amortized cost
Cash and cash equivalents
Total cash and cash equivalents		123
Investments in associates
Investments
Total non-current investments		967		$ 735
2003 Telecommunications Fund
Investments
Total non-current investments		$ 1